Cover	Dec. 01, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2022
Entity File Number	001-41071
Entity Registrant Name	LF Capital Acquisition Corp. II
Entity Central Index Key	0001851266
Entity Tax Identification Number	86-2195674
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1909 Woodall Rodgers Freeway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	741-6105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	LFACU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LFAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	LFACW
Security Exchange Name	NASDAQ